Disclosure of detailed information about foreign currency risk (Details) € in Thousands, ¥ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Rates	Dec. 31, 2017 USD ($) Rates	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)
Financial assets
Cash and cash equivalents	$ 69,131	$ 63,514									$ 46,492
Restricted cash	500	500
Accounts receivable	9,318	7,741
Financial liabilities
Accounts payable and accrued liabilities	9,489	7,998
Income taxes payable	117	695
Payable to loyalty program partners	69,749	65,567
Financial liabilities	$ 80,233	$ 74,303
CAD [Member]
Statements [Line Items]
FX Rates used to translate to USD | Rates	0.73361	0.7966
Financial assets
Cash and cash equivalents				$ 3,667				$ 2,143
Funds receivable from payment processors				221				745
Accounts receivable				691				334
Financial assets				4,579				3,222
Financial liabilities
Accounts payable and accrued liabilities				1,370				4,233
Payable to loyalty program partners				1,380				1,413
Financial liabilities				$ 2,750				$ 5,646
GBP [Member]
Statements [Line Items]
FX Rates used to translate to USD | Rates	1.27356	1.3491
Financial assets
Cash and cash equivalents | £					£ 8,430				£ 4,371
Funds receivable from payment processors | £					740				527
Accounts receivable | £					2,597				2,091
Financial assets | £					11,767				6,989
Financial liabilities
Accounts payable and accrued liabilities | £					2,547				2,149
Payable to loyalty program partners | £					8,237				5,254
Financial liabilities | £					£ 10,784				£ 7,403
EUR [Member]
Statements [Line Items]
FX Rates used to translate to USD | Rates	1.14449	1.1979
Financial assets
Cash and cash equivalents | €						€ 5,660				€ 4,444
Funds receivable from payment processors | €						1,556				1,673
Accounts receivable | €						774				432
Financial assets | €						7,990				6,549
Financial liabilities
Accounts payable and accrued liabilities | €						774				255
Payable to loyalty program partners | €						5,382				6,103
Financial liabilities | €						€ 6,156				€ 6,358
JPY [Member]
Statements [Line Items]
FX Rates used to translate to USD | Rates	0.00909	0.0089
Financial assets
Cash and cash equivalents | ¥			¥ 97,455				¥ 181,454
Funds receivable from payment processors | ¥			30,043				57,239
Accounts receivable | ¥			68,795				34,355
Financial assets | ¥			196,293				273,048
Financial liabilities
Accounts payable and accrued liabilities | ¥			18,515				8,370
Payable to loyalty program partners | ¥			71,868				71,376
Financial liabilities | ¥			¥ 90,383				¥ 79,746